SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance For Doubtful Accounts Current Member
Valuation And Qualifying Accounts Disclosure [Line Items]
Charged to costs and expenses	$ 32	$ 20	$ 29
Charged to other accounts	5	(6)	9
Deductions	(8)	(24)	(11)
Ending balance	145	116	126	99
Valuation Allowance Tax Carryforward Losses And Deductions [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Charged to costs and expenses	379	124	77
Charged to other accounts	2	198	24
Deductions	(112)	(81)	(11)
Ending balance	$ 721	$ 452	$ 211	$ 121